Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
April 30, 2022
FVD-NPRT3-0622
1.800366.118
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,238,755	57,354,357
Entertainment - 0.8%
Activision Blizzard, Inc.	346,500	26,195,400
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	28,432	64,887,226
Media - 4.1%
Comcast Corp. Class A	2,173,037	86,399,951
Interpublic Group of Companies, Inc.	1,021,324	33,315,589
WPP PLC	1,252,831	15,616,374
		135,331,914
TOTAL COMMUNICATION SERVICES		283,768,897
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	1,070,108	27,897,716
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	328,917	17,077,371
Multiline Retail - 1.4%
Dollar General Corp.	189,894	45,105,522
Specialty Retail - 0.7%
Ross Stores, Inc.	222,376	22,186,454
TOTAL CONSUMER DISCRETIONARY		112,267,063
CONSUMER STAPLES - 8.9%
Beverages - 0.6%
Coca-Cola European Partners PLC	393,205	19,640,590
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	691,116	25,999,784
Food Products - 2.5%
Mondelez International, Inc.	918,489	59,224,171
Tyson Foods, Inc. Class A	244,864	22,811,530
		82,035,701
Household Products - 4.7%
Procter & Gamble Co.	523,409	84,033,315
Reckitt Benckiser Group PLC	300,333	23,421,649
Spectrum Brands Holdings, Inc.	296,284	25,204,880
The Clorox Co.	144,120	20,676,896
		153,336,740
Personal Products - 0.3%
Unilever PLC sponsored ADR	219,078	10,134,548
TOTAL CONSUMER STAPLES		291,147,363
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Exxon Mobil Corp.	1,538,245	131,135,386
Parex Resources, Inc.	1,110,382	21,643,222
		152,778,608
FINANCIALS - 19.9%
Banks - 7.9%
Bank of America Corp.	1,974,202	70,439,527
Cullen/Frost Bankers, Inc.	72,360	9,572,504
JPMorgan Chase & Co.	505,319	60,314,876
M&T Bank Corp.	223,376	37,223,377
PNC Financial Services Group, Inc.	231,871	38,513,773
Wells Fargo & Co.	980,755	42,790,341
		258,854,398
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	153,515	19,276,879
BlackRock, Inc. Class A	46,174	28,843,974
Invesco Ltd.	419,667	7,713,479
Northern Trust Corp.	211,682	21,813,830
		77,648,162
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	462,503	149,309,843
Insurance - 5.0%
Chubb Ltd.	326,465	67,398,699
The Travelers Companies, Inc.	326,334	55,822,694
Willis Towers Watson PLC	183,798	39,490,838
		162,712,231
TOTAL FINANCIALS		648,524,634
HEALTH CARE - 19.8%
Biotechnology - 2.2%
Regeneron Pharmaceuticals, Inc. (a)	57,268	37,745,911
Vertex Pharmaceuticals, Inc. (a)	120,133	32,822,738
		70,568,649
Health Care Providers & Services - 10.8%
Anthem, Inc.	104,131	52,266,473
Centene Corp. (a)	996,946	80,304,000
Cigna Corp.	340,974	84,145,564
Humana, Inc.	86,252	38,344,189
UnitedHealth Group, Inc.	194,992	99,163,182
		354,223,408
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	712,737	47,325,737
Bristol-Myers Squibb Co.	1,139,866	85,797,714
Roche Holding AG (participation certificate)	139,127	51,590,246
Sanofi SA sponsored ADR	722,840	37,768,390
		222,482,087
TOTAL HEALTH CARE		647,274,144
INDUSTRIALS - 8.8%
Aerospace & Defense - 4.2%
Airbus Group NV	213,481	23,370,172
L3Harris Technologies, Inc.	128,029	29,736,016
Lockheed Martin Corp.	66,963	28,936,052
Northrop Grumman Corp.	121,333	53,313,720
		135,355,960
Air Freight & Logistics - 0.6%
Deutsche Post AG	437,457	18,689,252
Electrical Equipment - 0.6%
Regal Rexnord Corp.	157,712	20,067,275
Industrial Conglomerates - 0.9%
Siemens AG	245,663	30,205,493
Machinery - 2.5%
ITT, Inc.	173,564	12,187,664
Oshkosh Corp.	355,502	32,862,605
Pentair PLC	341,799	17,346,299
Stanley Black & Decker, Inc.	155,514	18,685,007
		81,081,575
TOTAL INDUSTRIALS		285,399,555
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,020,932	50,005,249
Electronic Equipment & Components - 1.1%
TE Connectivity Ltd.	271,461	33,872,904
IT Services - 3.3%
Amdocs Ltd.	391,764	31,219,673
Capgemini SA	89,051	18,128,918
Cognizant Technology Solutions Corp. Class A	448,664	36,296,918
Fiserv, Inc. (a)	52,361	5,127,189
Maximus, Inc.	240,166	17,503,298
		108,275,996
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	113,437	19,386,383
Software - 1.8%
Aspen Technology, Inc. (a)	109,257	17,321,605
NortonLifeLock, Inc.	1,017,734	25,484,059
Open Text Corp.	399,378	15,995,089
		58,800,753
TOTAL INFORMATION TECHNOLOGY		270,341,285
MATERIALS - 3.2%
Chemicals - 1.7%
DuPont de Nemours, Inc.	530,695	34,988,721
International Flavors & Fragrances, Inc.	172,580	20,933,954
		55,922,675
Metals & Mining - 1.5%
Lundin Mining Corp.	3,370,725	30,777,725
Newmont Corp.	230,072	16,760,745
		47,538,470
TOTAL MATERIALS		103,461,145
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	12,492	3,010,822
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	239,644	19,900,038
TOTAL REAL ESTATE		22,910,860
UTILITIES - 11.1%
Electric Utilities - 9.6%
Constellation Energy Corp.	643,328	38,091,451
Duke Energy Corp.	333,015	36,684,932
Entergy Corp.	135,924	16,154,567
Evergy, Inc.	515,713	34,991,127
Exelon Corp.	983,046	45,986,892
PG&E Corp. (a)	4,195,952	53,078,793
Portland General Electric Co.	407,873	19,304,629
PPL Corp.	455,547	12,896,536
Southern Co.	759,578	55,745,429
		312,934,356
Multi-Utilities - 1.5%
Dominion Energy, Inc.	607,362	49,585,034
TOTAL UTILITIES		362,519,390
TOTAL COMMON STOCKS (Cost $2,544,562,278)		3,180,392,944

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd. (Cost $38,133,891)	905,260	42,216,180

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (b) (Cost $35,049,179)	35,042,171	35,049,179

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,617,745,348)	3,257,658,303
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,343,060
NET ASSETS - 100.0%	3,261,001,363

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	83,000,429	347,617,374	395,568,624	24,374	-	-	35,049,179	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	11,322,000	220,228,723	231,550,723	6,887	-	-	-	0.0%
Total	94,322,429	567,846,097	627,119,347	31,261	-	-	35,049,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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